Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP CASH RESERVE
Entity Central Index Key	0000230173
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000162386 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Ultrashort Fund(formerly, Macquarie Ultrashort Fund)
Class Name	Institutional Class
Trading Symbol	DULTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Ultrashort Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Ultrashort Fund (Institutional Class) returned 4.22% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%, while the ICE BofA US 6-Month Treasury Bill Index, the Fund's narrowly based securities market index, returned 4.06%.
Top contributors to performance:
Sector allocations to asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and investment grade corporate bonds were accretive to performance.
Sector allocation and security selection in commercial paper and US Treasury bills were accretive to performance.
Top detractors from performance:
During the period, yield curve management was a detractor from performance.
Security selection within agency CMBS was a detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Ultrashort Fund (Institutional Class) – including sales charge	4.22%	3.28%	2.40%
Nomura Ultrashort Fund (Institutional Class) – excluding sales charge	4.22%	3.28%	2.40%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%
ICE BofA US 6-Month Treasury Bill Index	4.06%	3.37%	2.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 131,313,722
Holdings Count | Holding	72 [1]
Advisory Fees Paid, Amount	$ 180,995
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$131,313,722
Total number of portfolio holdings*	72
Total advisory fees paid (during reporting period)	$180,995
Portfolio turnover rate	72%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Non-Agency Asset-Backed Securities	38.61%
Commercial Papers	32.64%
Non-Agency Collateralized Mortgage Obligations	10.47%
Agency Commercial Mortgage-Backed Securities	9.06%
Corporate Bonds	7.24%
Collateralized Loan Obligations	2.50%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Ultrashort Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Ultrashort Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

[1]	Excludes cash and cash equivalents.